Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies.
Schedule of Maturity of Operating Lease Liability

The maturity of the Company’s operating lease liability as of March 31, 2026 was as follows:

Operating
leases
2026	$56,790
2027	77,860
Total lease payments	134,650
Less: present value adjustment	(4,960)
Total lease liabilities	$129,690

The maturity of the Company’s operating lease liabilities as of December 31, 2025 were as follows:

2026	$75,594
2027	77,860
Total lease payments	153,454
Less: present value adjustment	6,478
Total lease liabilities	$146,976